DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 15.5%
Brazil - 1.1%
Ambev SA, ADR	1,646	$ 5,317
Banco Bradesco SA, ADR	1,810	8,398
Itau Unibanco Holding SA, ADR	1,809	10,329
Petroleo Brasileiro SA, ADR	1,552	22,267
Vale SA, ADR	1,495	29,885

		76,196

China - 5.6%
Agricultural Bank of China Ltd., H Shares	11,476	4,411
Alibaba Group Holding Ltd., ADR (A)	529	57,555
ANTA Sports Products Ltd.	424	5,328
Baidu, Inc., ADR (A)	106	14,024
Bank of China Ltd., H Shares	28,721	11,552
Bank of Communications Co. Ltd., H Shares	7,973	5,722
BeiGene Ltd., ADR (A)	20	3,772
BYD Co. Ltd., H Shares	299	8,568
China Construction Bank Corp., H Shares	38,594	29,027
China Life Insurance Co. Ltd., H Shares	2,778	4,271
China Merchants Bank Co. Ltd., H Shares	1,405	11,042
China Petroleum & Chemical Corp., H Shares	9,525	4,780
Country Garden Services Holdings Co. Ltd.	716	3,072
Industrial & Commercial Bank of China Ltd., H Shares	24,626	15,125
JD.com, Inc., ADR (A)	335	19,386
Kuaishou Technology (A) (B)	560	5,306
LI Ning Co. Ltd.	869	7,501
Meituan, Class B (A) (B)	1,508	29,962
NetEase, Inc., ADR	139	12,467
NIO, Inc., ADR (A)	500	10,525
PetroChina Co. Ltd., H Shares	7,877	4,084
Pinduoduo, Inc., ADR (A)	164	6,578
Ping An Insurance Group Co. of China Ltd., H Shares	2,224	15,804
Shenzhou International Group Holdings Ltd.	297	3,974
Sunny Optical Technology Group Co. Ltd.	266	4,283
Tencent Holdings Ltd.	1,086	51,891
Trip.Com Group Ltd., ADR (A)	183	4,231
Wuxi Biologics Cayman, Inc. (A) (B)	1,212	10,067
Xiaomi Corp., Class B (A) (B)	5,020	8,936
XPeng, Inc., ADR (A)	119	3,283
Yum China Holdings, Inc.	160	6,646
ZTO Express Cayman, Inc., ADR	165	4,125

		387,298

Hong Kong - 0.3%
China Mengniu Dairy Co. Ltd.	1,018	5,486
China Overseas Land & Investment Ltd.	1,389	4,159
China Resources Beer Holdings Co. Ltd.	581	3,565
China Resources Land Ltd.	1,065	4,964
Geely Automobile Holdings Ltd.	1,908	3,011

		21,185

Hungary - 0.0% (C)
OTP Bank Nyrt (A)	83	3,054

India - 1.5%
ICICI Bank Ltd., ADR	959	18,163
Infosys Ltd., ADR	1,366	34,000

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Reliance Industries Ltd., GDR (B)	644	$ 44,436
Tata Motors Ltd., ADR (A)	131	3,661
Wipro Ltd., ADR	553	4,264

		104,524

Indonesia - 0.4%
Bank Central Asia Tbk PT	20,710	11,499
Bank Rakyat Indonesia Persero Tbk PT	24,080	7,813
Telkom Indonesia Persero Tbk PT	17,752	5,661

		24,973

Kuwait - 0.2%
Kuwait Finance House KSCP	1,828	6,444
National Bank of Kuwait SAKP	2,820	10,202

		16,646

Malaysia - 0.2%
Malayan Banking Bhd.	2,572	5,469
Public Bank Bhd.	5,652	6,277

		11,746

Mexico - 0.5%
America Movil SAB de CV, Series L	8,433	8,931
Fomento Economico Mexicano SAB de CV	686	5,688
Grupo Financiero Banorte SAB de CV, Class O	915	6,862
Grupo Mexico SAB de CV, Series B	1,163	6,940
Wal-Mart de Mexico SAB de CV	1,890	7,764

		36,185

Qatar - 0.1%
Qatar National Bank QPSC	1,655	10,484

Republic of Korea - 2.4%
Celltrion, Inc.	38	5,377
Hana Financial Group, Inc.	112	4,491
Hyundai Mobis Co. Ltd.	25	4,435
Kakao Corp.	117	10,280
KB Financial Group, Inc.	146	7,384
LG Chem Ltd.	18	7,901
LG Electronics, Inc.	40	3,977
LG Energy Solution (A)	13	4,741
NAVER Corp.	55	15,451
POSCO Holdings, Inc.	28	6,769
Samsung Biologics Co. Ltd. (A) (B)	7	4,776
Samsung Electronics Co. Ltd.	951	54,610
Samsung SDI Co. Ltd.	21	10,326
Shinhan Financial Group Co. Ltd.	193	6,608
SK Hynix, Inc.	201	19,568
SK Innovation Co. Ltd. (A)	19	3,370

		170,064

Republic of South Africa - 0.9%
Capitec Bank Holdings Ltd.	36	5,769
FirstRand Ltd.	2,094	11,102
Gold Fields Ltd.	331	5,166
Impala Platinum Holdings Ltd.	317	4,882
MTN Group Ltd.	640	8,322
Naspers Ltd., N Shares	81	9,224
Sasol Ltd. (A)	216	5,247
Sibanye Stillwater Ltd.	996	4,076
Standard Bank Group Ltd.	510	6,357

		60,145

Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation - 0.0%
Gazprom PJSC, ADR (D) (E) (F) (G) (H)	36,453	$ 0
Lukoil PJSC, ADR (D) (E) (F) (G) (H)	1,811	0
MMC Norilsk Nickel PJSC, ADR (D) (E) (F) (G) (H)	3,631	0
Novatek PJSC, GDR (D) (E) (F) (G) (H)	489	0
Rosneft Oil Co. PJSC, GDR (D) (E) (F) (G) (H)	13,440	0
Sberbank of Russia PJSC, ADR (D) (E) (F) (G) (H)	16,294	0
Tatneft PJSC, ADR (D) (E) (F) (G) (H)	1,579	0
Yandex NV, Class A (A) (D) (E) (F) (G) (H)	2,439	0

		0

Saudi Arabia - 1.0%
Al Rajhi Bank	457	19,564
Riyad Bank	504	5,045
Saudi Arabian Oil Co. (B)	747	8,582
Saudi Basic Industries Corp.	336	11,733
Saudi National Bank	819	15,478
Saudi Telecom Co.	224	6,437

		66,839

Taiwan - 0.9%
ASE Technology Holding Co. Ltd., ADR	642	4,552
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	509	53,068
United Microelectronics Corp., ADR	867	7,907

		65,527

Thailand - 0.1%
PTT PCL, NVDR	3,199	3,704

United Arab Emirates - 0.3%
Emirates Telecommunications Group Co. PJSC	1,299	13,071
First Abu Dhabi Bank PJSC	1,650	10,602

		23,673

Total Common Stocks (Cost $1,757,740)		1,082,243

PREFERRED STOCKS - 0.3%
Republic of Korea - 0.3%
Hyundai Motor Co., 5.89%(I)	14	1,000
LG Chem Ltd., 4.41%(I)	3	676
Samsung Electronics Co. Ltd., 1.72%(I)	307	15,957

Total Preferred Stocks (Cost $12,282)		17,633

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 74.5%
U.S. Treasury - 74.5%
U.S. Treasury Note 2.50%, 03/31/2027	$ 5,179,000	5,190,329

Total U.S. Government Obligation (Cost $5,200,057)		5,190,329

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 8.6%
U.S. Treasury Bill 0.50%(I), 06/30/2022	$ 597,000	$ 596,260

Total Short-Term U.S. Government Obligation (Cost $596,260)		596,260

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 389.1%
Money Market Fund - 389.1%
State Street Institutional Treasury Money Market Fund, 0.09%(I)	27,107,116	27,107,116

Total Short-Term Investment Company (Cost $27,107,116)		27,107,116

Total Investments (Cost $34,673,455)		33,993,581
Net Other Assets (Liabilities) - (388.0)%		(27,028,539)

Net Assets - 100.0%		$ 6,965,042

Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	1	06/17/2022	$56,137	$56,275	$138	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Money Market Fund	79.7%		$27,107,116
U.S. Government Obligation	15.3		5,190,329
Banks	0.8		263,171
Internet & Direct Marketing Retail	0.4		122,705
Interactive Media & Services	0.3		96,952
Oil, Gas & Consumable Fuels	0.3		91,223
Semiconductors & Semiconductor Equipment	0.3		85,095
Technology Hardware, Storage & Peripherals	0.2		79,503
Metals & Mining	0.2		57,718
IT Services	0.1		38,264
Automobiles	0.1		30,048
Chemicals	0.1		25,557
Diversified Telecommunication Services	0.1		25,169
Insurance	0.1		20,075
Wireless Telecommunication Services	0.1		17,253
Textiles, Apparel & Luxury Goods	0.1		16,803
Life Sciences Tools & Services	0.0	(C)	14,843
Electronic Equipment, Instruments & Components	0.0	(C)	14,609
Beverages	0.0	(C)	14,570
Entertainment	0.0	(C)	12,467
Real Estate Management & Development	0.0	(C)	12,195
Diversified Financial Services	0.0	(C)	11,102
Hotels, Restaurants & Leisure	0.0	(C)	10,877
Biotechnology	0.0	(C)	9,149
Food & Staples Retailing	0.0	(C)	7,764
Food Products	0.0	(C)	5,486
Electrical Equipment	0.0	(C)	4,741
Auto Components	0.0	(C)	4,435
Air Freight & Logistics	0.0	(C)	4,125
Household Durables	0.0	(C)	3,977

Investments	98.2		33,397,321
Short-Term Investments	1.8		596,260

Total Investments	100.0%		$33,993,581

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
ASSETS
Investments
Common Stocks	$425,024	$657,219	$0	$1,082,243
Preferred Stocks	—	17,633	—	17,633
U.S. Government Obligation	—	5,190,329	—	5,190,329
Short-Term U.S. Government Obligation	—	596,260	—	596,260
Short-Term Investment Company	27,107,116	—	—	27,107,116

Total Investments	$27,532,140	$6,461,441	$0	$33,993,581

Transamerica ETF Trust	Page 3

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (K)	Value
Other Financial Instruments
Futures Contracts (L)	$138	$—	$—	$138

Total Other Financial Instruments	$138	$—	$—	$138

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $112,065, representing 1.6% of the Fund’s net assets.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Securities deemed worthless.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(G)	Restricted securities. At March 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Gazprom PJSC, ADR	03/25/2019-11/30/2020	$168,376	$0	0.0%
Common Stocks	Lukoil PJSC, ADR	05/13/2020-12/21/2020	118,042	0	0.0
Common Stocks	MMC Norilsk Nickel PJSC, ADR	04/02/2019-10/27/2020	86,248	0	0.0
Common Stocks	Novatek PJSC, GDR	05/13/2020-10/27/2020	69,162	0	0.0
Common Stocks	Rosneft Oil Co. PJSC, GDR	03/19/2021-06/14/2021	97,723	0	0.0
Common Stocks	Sberbank of Russia PJSC, ADR	05/13/2020-10/27/2020	180,621	0	0.0
Common Stocks	Tatneft PJSC, ADR	05/13/2020-02/21/2022	62,882	0	0.0
Common Stocks	Yandex NV, Class A	06/19/2020-02/18/2022	119,915	0	0.0

Total			$902,969	$0	0.0%

(H)	For the period ended March 31, 2022, the valuation technique changed for investments in Russian Federation Common Stocks with a total value of $0 from using market comparable and market transactions, to being worthless because of the Russian invasion of Ukraine, liquidity concerns and US sanctions. This was considered to be a more relevant measure of fair value as of March 31, 2022.
(I)	Rates disclosed reflect the yields at March 31, 2022.
(J)	The Fund recognizes transfers in and out of Level 3 as of March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedules of Investments for more information regarding investment valuation and pricing inputs.
(K)	Level 3 securities were not considered significant to the Fund.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Transamerica ETF Trust	Page 4

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

1. INVESTMENT VALUATION

DeltaShares® S&P EM 100 & Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 5

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

2. SUBSEQUENT EVENT

The Board has approved the liquidation of the Transamerica ETF Trust. These liquidations will be effective on or about April 12, 2022.

Transamerica ETF Trust	Page 6